Accounts Receivable, Net (Details) - Schedule of Changes of Allowance for Credit Loss for Accounts Receivable - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Changes of Allowance for Credit Loss for Accounts Receivable [Abstract]
Beginning balance
Additions	288,662
Exchange rate difference	(77)
Ending balance	$ 288,585